Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2022	2021

Change in non-cash working capital

Accounts receivable	$2,023	$(5,695)

Cobalt inventory	1,579	(4,444)

Accounts payable and accrued liabilities	(1,318)	1,095

Other	(711)	972

Total change in non-cash working capital	$1,573	$(8,072)

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2022	2021

Cash and cash equivalents comprised of:

Cash	$170,155	$126,053

Cash equivalents	525,934	99,992

Total cash and cash equivalents	$696,089	$226,045